Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock [Member]
Schedule of restricted stock award
Beginning balance	5,175,000	5,150,000
Granted	5,630,000	325,000
Vested
Expired or canceled, during the period		(300,000)
Forfeited, during the period
Ending balance	10,805,000	5,175,000
Weighted average grant date fair value, Beginning balance	$ 0.68	$ 0.65
Weighted average grant date fair value, Granted	$ 0.53	$ 1.12
Weighted average grant date fair value, Vested
Weighted average exercise price, Expired or canceled, during the period		$ 0.45
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Ending balance	$ 0.60	$ 0.68